Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies
Schedule of commitments as lessee relating to buildings under operating leases

Period	June 30, 2018
Not later than one year	1,185
Later than one year and not later than three years	1,382
Later than three years and not later than five years	565

Total	3,132

Schedule of commitments relating to vessels under construction
Period	June 30, 2018
Not later than one year	255,568
Later than one year and not later than three years	620,310

Total	875,878

Schedule of future gross minimum revenues receivable upon collection of hire under non-cancellable time charter agreements

Period	June 30, 2018
Not later than one year	411,409
Later than one year and not later than three years	639,397
Later than three years and not later than five years	425,591
More than five years	499,041

Total	1,975,438

Schedule of commitments relating to group vessels agreement
Period	June 30, 2018
Not later than one year	11,142

Total	11,142

Schedule of commitments relating to engineering agreements for FSRU conversion of one vessel
Period	June 30, 2018
Not later than one year	3,787

Total	3,787